Operating Lease Commitments (Detail) $ in Thousands	Sep. 30, 2018 USD ($)
Commitments and Contingencies [Line Items]
Years ending September 30, 2019	$ 10,924
2020	7,709
2021	5,031
2022	3,936
2023 and thereafter	26,488
Operating leases, future minimum payments due, total	$ 54,088